Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [abstract]
Accumulated loss	$ 144,000
Net loss	$ (11,863)	$ (17,691)	$ (15,397)
Cash surplus	12 months
Number of operating segment	1